MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

June 29, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Select Dimensions Investment Series

File Nos. 33-54047; 811-7185

Ladies and Gentlemen:

On behalf of Morgan Stanley Select Dimensions Investment Series (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated April 29, 2011. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated June 16, 2011 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward Meehan, Jr.
Edward Meehan, Jr.
Assistant Secretary

Enclosures

cc:  Stefanie V. Chang Yu, Esq.